Trade and other receivables - Components (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	€ 638	€ 2,356
Unbilled revenues	616	858
Trade and other receivables	10,722	16,936
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,651	9,497
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,712	17,780
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(8,061)	(8,283)	€ (4,254)
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,406	4,728
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ (589)	€ (503)	€ (484)